Condensed Consolidated Statement of Equity (Deficit) and Comprehensive Income (Loss) (Parenthetical) (Additional paid-in capital, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Additional paid-in capital
Dividends paid per share	$ 7,500	$ 12,500